INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS
NOTE 5. INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS

December 31	2022	2021
Raw materials and work in process	$9,191	$7,692
Finished goods	3,937	3,876
Deferred inventory costs(a)	1,764	1,971
Inventories, including deferred inventory costs	$14,891	$13,539
(a) Represents cost deferral for shipped goods (such as components for wind turbine assemblies within our Renewable Energy segment) and labor and overhead costs on time and material service contracts (primarily originating in Power and Aerospace) and other costs for which the criteria for revenue recognition has not yet been met.